Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates	Nov. 29, 2024
Fidelity Dividend ETF for Rising Rates | Return Before Taxes
Average Annual Return:
Past 1 year	13.61%
Past 5 years	12.17%
Since Inception	11.07%	[1]
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.76%
Past 5 years	11.36%
Since Inception	10.24%	[1]
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.56%
Past 5 years	9.56%
Since Inception	8.76%	[1]
IXZ69
Average Annual Return:
Past 1 year	13.87%
Past 5 years	12.51%
Since Inception	11.42%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .